FIERA CAPITAL SERIES TRUST
375 Park Avenue, 8th Floor

New York, NY 10152

August 2, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Fiera Capital Series Trust (the “Trust”)
File Nos. 333-215049 and 811-23220
on behalf of Fiera Capital International Equity Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in the Trust’s 485(b) filing (Post-Effective Amendment No. 61) on behalf of the Fund that was filed electronically with the Securities and Exchange Commission on July 28, 2023.

Please call George Silfen at (212) 715-9522 if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

By:	/s/ Nadeem Siddiqui
Name:	Nadeem Siddiqui
Title:	Principal Financial Officer